UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03627

Greenspring Fund, Incorporated
 (Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
 (Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
 (Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS: 68.7%
Building Products: 4.7%
Johnson Controls International plc#	195,530	$6,890,477
Mohawk Industries, Inc.*	22,598	5,247,708
		12,138,185
Business Software & Services: 2.1%
Amdocs Limited#	79,961	5,334,998
Chemicals: 2.4%
The Sherwin-Williams Company	16,119	6,320,582
Commercial Banks & Thrifts: 7.8%
American National Bankshares, Inc.	35,987	1,353,111
Beneficial Bancorp, Inc.	160,331	2,493,147
First Connecticut Bancorp, Inc.	28,461	728,602
OceanFirst Financial Corp.	52,900	1,415,075
Prudential Bancorp, Inc.	23,073	418,544
Shore Bancshares, Inc.	163,879	3,090,758
Southern National Bancorp of Virginia	559,868	8,868,309
Westbury Bancorp, Inc.*	26,352	586,068
Western New England Bancorp, Inc.	126,455	1,346,746
		20,300,360
Distributors: 2.3%
LKQ Corporation*	158,190	6,003,311
Diversified Financial Services: 4.1%
Discover Financial Services	146,902	10,566,661
Electrical Equipment & Instruments: 2.5%
Emerson Electric Co.	15,400	1,051,820
Novanta, Inc.*#	105,230	5,487,745
		6,539,565
Engineering & Construction: 10.3%
EMCOR Group, Inc.	128,582	10,020,395
KBR, Inc.	192,626	3,118,615
MasTec, Inc.*	160,681	7,560,041
MYR Group, Inc.*	196,384	6,052,555
		26,751,606
Entertainment: 2.0%
Six Flags Entertainment Corp.	82,495	5,136,139
Healthcare-Products: 1.4%
Abbott Laboratories	11,000	659,120
Medtronic plc#	37,870	3,037,931
		3,697,051
Hotels, Restaurants & Leisure: 0.9%
Marriott International, Inc. - Class A	18,000	2,447,640
Industrial Equipment: 0.5%
Pentair plc#	20,000	1,362,600
Information Technology Services: 3.3%
Conduent, Inc.*	453,235	8,448,300
Insurance: 0.6%
W.R. Berkley Corp.	21,523	1,564,722

Internet Software & Services: 2.0%
j2 Global, Inc.	66,341	5,235,632
Machinery: 0.1%
Blue Bird Corp.*	5,002	118,547
Metals & Mining: 0.2%
Cleveland-Cliffs, Inc.*	57,820	401,849
Oil & Gas Exploration & Production: 4.7%
EOG Resources, Inc.	57,254	6,027,128
Suncor Energy, Inc.#	176,735	6,104,427
		12,131,555
Oil Refining & Marketing: 0.1%
Phillips 66	2,813	269,823
Real Estate Investment Trusts: 4.0%
Condor Hospitality Trust, Inc.	247,911	2,479,110
Crown Castle International Corp.	22,644	2,482,009
Gramercy Property Trust, Inc.	201,699	4,382,919
SBA Communications Corp.*	6,272	1,072,010
		10,416,048
Retail: 1.6%
Party City Holdco Inc.*	255,458	3,985,145
Transportation & Logistics: 2.0%
United Parcel Service, Inc. - Class B	50,338	5,268,375
Truck Dealerships: 1.0%
Rush Enterprises, Inc. - Class A*	37,067	1,574,977
Rush Enterprises, Inc. - Class B*	27,303	1,102,495
		2,677,472
Utilities: 2.4%
The AES Corporation	349,785	3,977,056
PPL Corporation	78,825	2,229,959
		6,207,015
Waste Management Services: 5.7%
Republic Services, Inc.	222,400	14,729,552
TOTAL COMMON STOCKS
(cost $109,474,982)		178,052,733

	Principal	Value
CORPORATE BONDS: 23.8%
Aerospace & Defense: 1.1%
Spirit AeroSystems, Inc., 5.250%, 3/15/22	$2,671,000	$2,748,536
Apparel & Textiles: 0.1%
The William Carter Company, 5.250%, 8/15/21	318,000	325,354
Auto Components: 0.4%
Dana, Inc., 6.000%, 9/15/23	1,092,000	1,134,042
Building Products: 1.3%
Gibraltar Industries, Inc., 6.250%, 2/1/21	3,418,000	3,462,434
Commercial Services & Supplies: 0.5%
APX Group, Inc., 6.375%, 12/1/19	1,230,000	1,239,225
APX Group, Inc., 7.875%, 12/1/22	86,000	89,655
		1,328,880
Consulting Services: 0.8%
FTI Consulting, Inc., 6.000%, 11/15/22	2,058,000	2,119,740

Diversified Consumer Services: 0.3%
Graham Holdings Company, 7.250%, 2/1/19	810,000	837,945
Engineering & Construction: 0.6%
MasTec, Inc., 4.875%, 3/15/23	1,437,000	1,429,815
Entertainment: 0.0%
Cinemark USA, Inc., 5.125%, 12/15/22	61,000	62,372
Healthcare-Providers & Services: 3.3%
Acadia Healthcare Company, Inc., 6.125%, 3/15/21	4,844,000	4,916,660
Centene Corporation, 5.625%, 2/15/21	1,062,000	1,093,860
Centene Corporation, 6.125%, 2/15/24	38,000	39,642
DaVita, Inc., 5.750%, 8/15/22	2,563,000	2,632,201
		8,682,363
Household & Personal Products: 1.6%
Spectrum Brands, Inc., 6.625%, 11/15/22	3,900,000	4,036,500
Spectrum Brands, Inc., 6.125%, 12/15/24	100,000	103,500
		4,140,000
Industrial Conglomerates: 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 8/1/20	322,000	328,641
Information Technology Services: 0.1%
Conduent Finance, Inc./Xerox Business Services LLC, 10.500%, 12/15/24 144A	250,000	294,062
Internet Software & Services: 0.1%
Match Group, Inc., 6.375%, 6/1/24	120,000	128,100
Machinery: 1.0%
EnPro Industries, Inc., 5.875%, 9/15/22	356,000	369,795
Welbilt, Inc., 9.500%, 2/15/24	1,921,000	2,151,520
		2,521,315
Media: 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/21	105,000	105,853
CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/22	1,464,000	1,488,720
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 9/1/23	235,000	239,112
LIN Television Corporation, 5.875%, 11/15/22	2,292,000	2,369,355
TEGNA, Inc., 5.125%, 7/15/20	1,222,000	1,239,829
TEGNA, Inc., 6.375%, 10/15/23	188,000	195,981
		5,638,850
Metals & Mining: 0.4%
Cleveland-Cliffs, Inc., 5.900%, 3/15/20	158,000	159,185
Cleveland-Cliffs, Inc., 4.875%, 4/1/21	792,000	776,160
		935,345
Multiline Retail: 0.1%
Dollar Tree, Inc., 5.750%, 3/1/23	255,000	266,653
Oil & Gas Exploration & Production: 1.6%
Gulfport Energy Corp., 6.625%, 5/1/23	3,977,000	4,036,655
Packaging & Containers: 2.2%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 5.750%, 10/15/20	4,845,539	4,912,165
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 6.875%, 2/15/21	498,321	505,795
Silgan Holdings, Inc., 5.000%, 4/1/20	157,000	157,455
		5,575,415
Real Estate Investment Trusts: 0.1%
FelCor Lodging LP, 6.000%, 6/1/25	260,000	269,100

Specialty Retail: 2.3%
Michaels Stores, Inc., 5.875%, 12/15/20 144A	3,850,000	3,902,938
Murphy Oil USA, Inc., 6.000%, 8/15/23	1,596,000	1,649,865
Penske Auto Group, Inc., 5.750%, 10/1/22	494,000	506,659
		6,059,462
Technology Hardware, Storage & Peripherals: 0.1%
NCR Corp., 5.875%, 12/15/21	187,000	190,974
NCR Corp., 6.375%, 12/15/23	100,000	104,000
		294,974
Telecommunications Services: 1.3%
Level 3 Financing, Inc., 6.125%, 1/15/21	3,217,000	3,257,213
Trading Companies & Distributors: 1.0%
WESCO Distribution, Inc., 5.375%, 12/15/21	2,607,000	2,659,140
Waste Management Services: 0.4%
Clean Harbors, Inc., 5.250%, 8/1/20	1,059,000	1,064,295
Wireless Telecommunication Services: 0.8%
T-Mobile USA, Inc., 6.625%, 4/1/23	1,446,000	1,493,906
T-Mobile USA, Inc., 6.500%, 1/15/24	44,000	46,200
T-Mobile USA, Inc., 6.375%, 3/1/25	500,000	523,750
		2,063,856
TOTAL CORPORATE BONDS
(cost $61,890,117)		61,664,557

	Shares	Value
SHORT-TERM INVESTMENTS: 7.2%
Money Market Funds: 7.2%^
The Government & Agency Portfolio, Institutional Share Class, 1.550%	11,480,162	11,480,162
The Treasury Portfolio, Institutional Share Class, 1.570%	7,185,268	7,185,268
TOTAL SHORT-TERM INVESTMENTS
(cost $18,665,430)		18,665,430
TOTAL INVESTMENTS IN SECURITIES
(cost $190,030,529): 99.7%		258,382,720
Other Assets and Liabilities 0.3%		842,024
NET ASSETS: 100.0%		$259,224,744

*	Non-income producing security.
#	U.S. security of foreign issuer.
144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors. As of March 31, 2018, the value of these investments was $4,197,000, or 1.6% of total net assets.

^	Rate shown is the 7-day effective yield at March 31, 2018.
The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:
Investments

Tax cost	$190,030,529
Gross unrealized appreciation	71,628,496
Gross unrealized depreciation	(3,276,305)
Net unrealized appreciation	$68,352,191

+
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation of Investments

Generally, the Fund’s investments are valued at market value.  Equity securities traded on a principal stock exchange are valued at the last quoted sale price.  Equity securities traded on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day.  The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer.  Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes.  Equity securities that are not traded on a principal exchange or NASDAQ are valued at the last sale price in the over-the-counter market.  In the absence of a last sale price or official closing price, or if there is no trading in a security on a business day, the security will be valued at the mean between its closing bid and asked prices obtained from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Fund’s Board of Directors (“Board”).  Equity securities in an active market will be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are valued at the mutual fund’s closing NAV per share on the day of valuation.  The prospectuses for such investment companies contain information on those investment companies’ valuation procedures and the effects of fair valuation.  These securities will be classified as Level 1 securities.

Short-term debt instruments, including commercial paper or U.S. Treasury bills, having a maturity of 60 days or less may be valued at amortized cost, which approximates fair value.  Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer.  These debt instruments will generally be classified as Level 2 securities.

Debt securities, such as corporate or convertible bonds, including those having a maturity or an announced call within 60 days, are generally traded in the over-the-counter market.  These securities are valued at prices obtained from an independent pricing service, which may consider the yield or price of bonds of similar quality, coupon, maturity and type, as well as prices supplied by dealers who make markets in such securities.  In the absence of a price from a pricing service, or if a quotation does not appear to accurately reflect the current value of a security, debt securities are valued at the mean of the closing bid and asked prices from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board.  Debt securities will generally be classified as Level 2 securities.

Any securities for which market quotations are not readily available or for which the above valuation procedures are not appropriate or do not reflect fair market value are valued at fair value as determined in good faith by Corbyn pursuant to policies and procedures approved by the Board.

In determining fair value, Corbyn, as directed by the Board, considers all relevant qualitative and quantitative information available.  These factors are subject to change over time and are reviewed periodically.  The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.  Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2018:

	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value, at March 31, 2018
	Level 1	Level 2	Level 3	Total
Common Stocks*	$178,052,733	$-	$-	$178,052,733
Corporate Bonds*	-	61,664,557	-	61,664,557
Short-Term Investments	18,665,430	-	-	18,665,430
Total	$196,718,163	$61,664,557	$-	$258,382,720

* See Schedule of Investments for industry breakdown.

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2018, the Fund had no transfers between levels. The Fund did not have any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title)  /s/ Charles vK. Carlson
                                            Charles vK. Carlson, Chief Executive Officer

Date    May 15,2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Charles vK. Carlson
                                              Charles vK. Carlson, Chief Executive Officer

Date   May 15,2018

By (Signature and Title)*  /s/ Michael J. Fusting
                                              Michael J. Fusting, Chief Financial Officer

Date    May 15,2018

* Print the name and title of each signing officer under his or her signature.